CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

4 – CASH AND CASH EQUIVALENTS

The composition of cash and cash equivalents is as follows:

By item	12.31.2021	12.31.2020
	ThCh$	ThCh$
Cash	503,687	339,628
Bank balances	94,472,637	82,997,449
Othe fixed rate instruments	209,335,696	226,193,622
Cash and cash equivalents	304,312,020	309,530,699

Other fixed income instruments correspond primarily to investments in short-term instruments with good credit ratings, such as Time Deposits and Mutual Funds, which are highly liquid, with insignificant risk of change in value and easily converted into known amounts of cash.. There are no restrictions for significant amounts available to cash.

By currency	12.31.2021	12.31.2020
	ThCh$	ThCh$
USD	13,640,823	21,332,268
EUR	2,838,102	223,449
ARS	22,425,407	14,821,502
CLP	176,278,025	201,936,140
PYG	32,856,836	21,688,915
BRL	56,272,827	49,528,425
Cash and cash equivalents	304,312,020	309,530,699